Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Cash used in operating activities (Note 22)	$ (507,305)	$ (371,721)
INVESTING ACTIVITIES
Proceeds from sale of discontinued operations (Note 3)	13,000
Purchase of short-term investments		(20,657)
Purchase of long-term investments	(41,763)	(27,084)
Purchase of other long-term investments		(160,000)
Proceeds from redemption of short-term investments	15,000	118,950
Proceeds from sale of long-term investments	21,409	14,000
Dividends received from long-term investments		31,199
Proceeds from redemption of other long-term investments	50,807	45,230
Proceeds from redemption of note receivable		102,995
Expenditures on property, plant and equipment	(2,574,148)	(2,628,086)
Proceeds from sale of property, plant and equipment		1,285
Increase in environmental bonds	(1,317)	(1,842)
Proceeds from (expenditures on) other assets	(7,433)	(19,207)
Cash used in investing activities	(2,524,445)	(2,543,217)
FINANCING ACTIVITIES
Issue of share capital	1,792,514	2,212,145
Proceeds from interim funding facility (Note 13 (a))	1,398,349	400,655
Repayment of credit facilities	(46,804)	(8,672)
Noncontrolling interests' reduction of investment in subsidiaries	(960)	(33,053)
Noncontrolling interests' investment in subsidiaries	35,572	89,893
Cash provided by financing activities	3,178,671	2,660,968
EFFECT OF EXCHANGE RATE CHANGES ON CASH	17,909	(12,007)
NET CASH INFLOW(OUTFLOW)	164,830	(265,977)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	998,054	1,264,031
CASH AND CASH EQUIVALENTS, END OF YEAR	1,162,884	998,054
CASH AND CASH EQUIVALENTS IS COMPRISED OF:
Cash on hand and demand deposits	192,273	557,105
Short-term money market instruments	970,611	440,949
Cash and cash equivalents	$ 1,162,884	$ 998,054